INCOME TAXES - Reconciliation of Taxes at the Federal Statutory Rate (Details)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	21.00%
State taxes	0.03%
Valuation allowances	0.00%
NCI adjustment	(18.53%)
Permanent differences	(3.35%)
Effective income tax rate	(0.85%)